Preferred And Common Stock (Tables)	12 Months Ended
Dec. 31, 2012
Preferred and Common Stock [Abstract]
Temporary Equity [Table Text Block]

	Preferred Stock		Common Stock
	Number of preferred shares	Amount	Number of common shares	Amount
Balance January 1, 2010	—	—	10,119,999	$100,289

Common stock redeemed	—	$—	(10,021,399)	(99,312)
Common stock not redeemed			(98,600)	(977)

Balance December 31, 2010	—	—	—	—

	—	$—	—	$—

Balance December 31, 2011	—	—	—	—

Issuance of preferred stock subject to redemption	600	6,000

Balance December 31, 2012	600	$6,000	—	$—